Change of investment in associate: (Details) - Associates [member] R$ in Thousands	12 Months Ended
Dec. 31, 2021 BRL (R$)
IfrsStatementLineItems [Line Items]
Balance of investment at December 31, 2020
Revaluation of minority interest at fair value	1,612,957
Share of loss - November 2021 and December 2021	(11,254)
Balance of investment at December 31, 2021	R$ 1,601,703